Subsequent Event (Details) $ / shares in Units, $ in Millions	4 Months Ended
	Apr. 29, 2022 USD ($) $ / shares shares	Apr. 30, 2022 USD ($)	Apr. 28, 2022	Apr. 27, 2022	Feb. 28, 2022 $ / shares	Jan. 31, 2022 $ / shares	Oct. 29, 2021 $ / shares	Oct. 28, 2021 $ / shares	Mar. 31, 2021 $ / shares	Jan. 31, 2021 $ / shares
Subsequent Event [Line Items]
Floor price							$ 0.01	$ 0.015
Weighted average conversion price							$ 0.06	$ 0.1
Class A
Subsequent Event [Line Items]
Weighted average conversion price									$ 0.0214	$ 0.0508
Subsequent event
Subsequent Event [Line Items]
Short-term interest-free loan | $		$ 5.5
ADS conversion ratio			0.00153	0.02
Subsequent event | Class A | 2012 Share Incentive Plan and 2018 Share Incentive Plan
Subsequent Event [Line Items]
Number of shares repurchased | shares	12,427,200
Exercise price	$ 0.0002
Vesting period (in years)	4 years
Subsequent event | Convertible note | American depository shares
Subsequent Event [Line Items]
Floor price					$ 0.20	$ 0.30
Principal, premium and interests converted | $	$ 4.8
Shares issued for conversion | shares	1,044,267,700
Weighted average conversion price	$ 0.0046